Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

March 15, 2012

VIA EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

File Nos. 33-72424, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 93 (“PEA 93”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”).

PEA 93 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 87 (“PEA 87”) filed on December 22, 2011 on Form N-1A. PEA 93 (i) reflects changes to PEA 87 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on February 8, 2012, (ii) includes certain other information not previously included in PEA 87, and (iii) includes certain other required exhibits.

PEA 93 includes a prospectus (the “Prospectus”) and statement of additional information for the Emerald Banking and Finance Fund (the “Banking Fund”) and the Emerald Growth Fund (the “Growth Fund” and collectively with the Banking Fund, the “Funds”), each a series of the Registrant. There are no disclosures within PEA 93 that would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on February 8, 2012 to PEA 87, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant’s registration statement.

Mr. John Ganley

March 15, 2012

STAFF COMMENTS: PEA 87: PROSPECTUS

1.

Staff Comment: In section entitled “Fees and Expenses of the Fund,” with respect to both the Banking Fund and the Growth Fund, please delete the sentence “Expense information shown reflects estimated annualized expenses that the Fund expects to incur during its initial fiscal year.”

Registrant’s Response: Comment complied with. Registrant has deleted the sentences with respect to both Funds.

2.

Staff Comment: For expense tables for both the Banking Fund and the Growth Fund, the line item “Maximum deferred sales charge” shows 0.00% for Class A Shares. In the table on page 39, the line item “Contingent Deferred Sales Charge” for Class A Shares is stated as “None (except on redemptions of certain large purchases held for less than twelve months).” Please clarify and conform the two disclosures regarding deferred sales charges.

Registrant’s Response: There are no deferred sales charges on Class A Shares. The parenthetical “except on redemptions of certain large purchases held for less than twelve months” has been deleted from the table which now appears on page 20.

3.

Staff Comment: In the expense tables for both Funds, consider deleting the line item for “Redemption Fee,” or, at a minimum, delete the extra parenthetical “as percentage of exchange price or amount redeemed within days of purchase.”

Registrant’s Response: Comment complied with. The parenthetical language has been deleted from the expense table for both Funds.

4.	Staff Comment: In the expense tables for both Funds, please modify the parenthetical next to “Annual Fund Operating Expenses” to conform to the example provided in Form N-1A.

Registrant’s Response: Comment complied with. The parenthetical language has been amended to refer to “expenses that you pay each year as a percentage of the value of your investment.”

Mr. John Ganley

March 15, 2012

5.	Staff Comment: In the expense tables for both Funds, please reflect “Shareholder Services Fees” as sub-items of “Other Expenses.”

Registrant’s Response: Comment complied with. The expense tables have been modified accordingly in PEA 93.

6.

Staff Comment: In the expense tables for both Funds, please restate the line item “Net Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” to conform to the example provided in Form N-1A.

Registrant’s Response: Comment complied with. The line item has been restated as “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement.”

7.	Staff Comment: In the sections titled “Portfolio Turnover” for both Funds, state the actual portfolio turnover for the respective Predecessor Funds.

Registrant’s Response: Comment complied with. The sections for both Funds have been updated accordingly. Please refer to the corresponding sections in PEA 93.

8.	Staff Comment: With respect to both Funds, please delete references to Rule 35d-1 under the Investment Company Act of 1940 from the sections “Principal Investment Strategies of the Fund.”

Registrant’s Response: Comment complied with. References to Rule 35d-1 have been removed from the relevant sections.

9.

Staff Comment: The discussion of the Banking Fund’s “Principal Investment Strategies” states that the Banking Fund will, under normal conditions, “invest at least 80% of the value of its assets . . . in stocks of companies principally engaged in the banking or financial services industries.” Does the reference to “stocks” include only common stocks or does it include also preferred stocks? Please clarify accordingly.

Registrant’s Response: The reference to “stocks” includes both common stocks and preferred stocks. The sentence has been modified to make this clearer.

Mr. John Ganley

March 15, 2012

10.

Staff Comment: In the discussion of the Banking Fund’s “Principal Investment Strategies,” please move the final two sentences of the first paragraph (relating to the Banking Fund’s 80% investment policy and the associated notice period) to the Banking Fund’s disclosure responsive to Item 9 of Form N-1A.

Registrant’s Response: Comment complied with. The sentences have been deleted from the summary section but remain in the Banking Fund’s Item 9 disclosure. Please refer to the section titled “What are each Fund’s Principal Investment Strategies?”

11.

Staff Comment: With respect to the discussion of the Banking Fund’s “Principal Investment Strategies,” please clarify why having a majority of revenues or earnings derived from the “purchase . . . of banking or financial services products” would lead to a company being regarded as in the “banking or financial services industries.”

Registrant’s Response: The inclusion of the word “purchase” is intended to refer to the purchase by others of “banking or financial services products.” In the interest of clarity, the sentence has been revised to “a majority of the revenues or earnings were derived from the creation or sale of banking or financial services products.”

12.

Staff Comment: In the discussion of the Banking Fund’s “Principal Investment Strategies,” with respect to the phrase “a majority of the assets were devoted to such activities,” please explain what the term “devoted” means.

Registrant’s Response: The phrase “devoted to such activities” means “used in connection with such activities.”

13.

Staff Comment: In the discussion of the Banking Fund’s “Principal Risks of the Fund,” consider whether the risk discussions for “Banking- and Financial Services-Related Investment” and “Concentration” should be collapsed into one item, or explain why the two sections should be kept distinct.

Registrant’s Response: The risk discussions for “Banking- and Financial Services-Related Investment” and “Concentration” have been combined into one item.

14.

Staff Comment: In the discussion of the Banking Fund’s “Principal Risks of the Fund,” a discussion of the risks of “Small and Medium Capitalization Stocks” is provided. Please clarify where appropriate that the Banking Fund may also invest in medium-sized companies.

Mr. John Ganley

March 15, 2012

Registrant’s Response: Comment complied with. The discussion of the “Principal Investment Strategies of the Fund” has been clarified to refer to “small or medium market capitalization companies,” meaning those with a market capitalization of less than $1.5 billion.

15.	Staff Comment: In the summary section for both the Banking Fund and the Growth Fund, please delete or amend cross references directing the reader to certain sections “in the Fund’s prospectus.”

Registrant’s Response: Comment complied with. The cross-references within the summary section have been amended.

16.	Staff Comment: In the “Performance Information” sections for both Funds, please state that if sales loads were reflected, returns would be less than shown.

Registrant’s Response: Comment complied with. The “Performance Information” sections for both funds have been restated to clarify that returns would be less if sales loads were reflected.

17.

Staff Comment: In the “Performance Information” sections for both Funds, please delete the sentences in the second paragraph beginning “The indices are not actively managed. . .” and “The bar chart and performance tables assume reinvestment. . .” respectively.

Registrant’s Response: Comment complied with. The two sentences have been deleted from the Performance Information sections of both Funds.

18.

Staff Comment: With respect to both Funds, please update the performance data for the Predecessor Funds to reflect information as of December 31, 2011, and make corresponding adjustments to the “Average Annual Total Returns” tables.

Registrant’s Response: Comment complied with. Please refer to the corresponding performance data and tables for both Predecessor Funds in PEA 93.

19.	Staff Comment: In the sections “Purchase and Sale of Fund Shares” with each Fund’s summary section, please delete the sentence beginning “The Fund offers investors four

Mr. John Ganley

March 15, 2012

Classes of shares . . .” and the sentence beginning “Request must be received in good order by the Fund . . .”

Registrant’s Response: Comment complied with. The sentences have been deleted from each Fund’s summary section.

20.

Staff Comment: With respect to the Banking Fund, please explain why it is appropriate to include “the Fund’s net assets that are segregated or ‘earmarked’ on the Fund’s books and records as being used for collateral” with the 80% of assets used to satisfy Rule 35d-1 under the 1940 Act, bearing in mind that neither Rule 35d-1 nor its adopting release (Investment Company Names, SEC Rel. No. IC-24828, January 17, 2001)(the “Adopting Release”) explicitly state that such segregated collateral may be applied toward the 80%.

Registrant’s Response: The sentence stating that segregated collateral will be used for purposes of the 80% test has been deleted.

21.

Staff Comment: In the section titled “More on Each Fund’s Investments and Related Risks,” please reorder the securities in order of relevance to the Fund(s). Likewise, in the section titled “What Are the Non-Principal Strategies of Each Fund?”, revise the disclosure to minimize redundancies, if any, between this section and the section titled “What are the Principal Securities in which Each Fund Invests?”

Registrant’s Response: Comment complied with. The disclosure in the two sections has been reorganized accordingly. Please refer to the corresponding sections in PEA 93.

22.	Staff Comment: If applicable, please clarify whether any additional discussion of either Fund’s principal investment strategies is warranted.

Registrant’s Response: Comment complied with. Registrant, based on information provided by the Adviser, believes that the discussion of the Funds’ principal investment strategies in PEA 93 is accurate and complete.

23.

Staff Comment: In the discussion of the Funds’ principal and non-principal risks beginning on page 24 of the prospectus, consider a caption for each risk specifying whether it is a non-principal or principal risk for the Banking Fund or Growth Fund.

Registrant’s Response: Comment complied with. Captions have been added to each risk section specifying the nature of the risk to either Fund.

Mr. John Ganley

March 15, 2012

24.

Staff Comment: With respect to the table “Sales Charge When You Purchase Shares” on page 39, and in connection with Comment No. 2 above, please clarify the size of purchase that would be subject to a deferred sales charge and the amount of such charge.

Registrant’s Response: As noted above in the response to Comment No. 2, there will not be a deferred sales charge with respect to Class A shares. The parenthetical on page 39 stating otherwise has been deleted.

25.

Staff Comment: In the section entitled “How Fund Shares Are Priced” please amend the phrase “securities may be priced using fair value procedures approved the Board” to “securities will be priced using fair value procedures approved the Board.”

Registrant’s Response: Comment complied with. The sentence has been amended.

STAFF COMMENTS: PEA 87: STATEMENT OF ADDITIONAL INFORMATION

26.

Staff Comment: With respect to the “Investment Limitations” for the Banking Fund appearing beginning on page 21 of the Statement of Additional Information, please confirm that the Banking Fund is aware of the restrictions set forth in Rule 12d3-1 under the 1940 Act, and that the Fund has policies and procedures in place that are adequate for ensuring compliance with this rule.

Registrant’s Response: Registrant confirms that the Banking Fund is aware of the restrictions on acquisitions of securities issued by persons engaged in securities related businesses, and that the Fund has adopted the appropriate policies and procedures to seek to ensure compliance with Rule 12d3-1.

27.	Staff Comment: In the table showing information for the “Interested Trustee,” please qualify that the “Other Directorships Held by Trustee” are for the past five (5) years.

Registrant’s Response: Comment complied with. The column heading has been amended accordingly.

28.	Staff Comment: Please clarify whether updated financial highlights will be filed.

Registrant’s Response: Registrant confirms that updated financial highlights, reflecting data for the year ended December 31, 2011, have been included in PEA 93.

Mr. John Ganley

March 15, 2012

29.	Staff Comment: Please confirm that an opinion of counsel relating to the issuance of shares, as well as an auditor’s consent relating to the inclusion of financial statements, will be filed.

Registrant’s Response: Registrant confirms that an opinion of counsel and auditor’s consent will be filed with PEA 93. Please refer to the opinion of Davis Graham & Stubbs LLP and the consent of PricewaterhouseCoopers LLP, appended to PEA 93 as Exhibits (i)(3) and (j)(2) respectively.

* * *

The Registrant hereby acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

If you have any questions or further comments, please contact Mr. Peter H. Schwartz, Esq. of Davis Graham & Stubbs LLP, counsel to the Trust, at 303.892.7381.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP